FORM 13F INFORMATION TABLE
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Dinakar Singh           New York, New York        May 15, 2008
       ---------------------  ----------------------------  -----------------
            [Signature]                 [Place]                 [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:              0
                                               -------------

Form 13F Information Table Entry Total:         59
                                               -------------

Form 13F Information Table Value Total:         11,176,187
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ACE LTD                             ORD          G0070K103    559,239  10,156,900  SH         SOLE        10,156,900    0     0
ALCOA INC                           COM          013817101     30,471     845,000  SH         SOLE           845,000    0     0
ALLSTATE CORP                       COM          020002101    506,072  10,530,000  SH         SOLE        10,530,000    0     0
APPLE INC                           COM          037833100     17,407     121,300  SH         SOLE           121,300    0     0
ARCELORMITTAL SA LUXEMBOURG     NY REGISTRY SH   03938L104    121,473   1,485,000  SH         SOLE         1,485,000    0     0
ATLAS PIPELINE HOLDINGS LP       COM UNITS LP    04939R108      1,003      36,666  SH         SOLE            36,666    0     0
ATLAS PIPELINE PARTNERS LP        UNIT LP INT    049392103      5,108     127,500  SH         SOLE           127,500    0     0
BOEING CO                           COM          097023105    345,746   4,649,000  SH         SOLE         4,649,000    0     0
BURLINGTON NORTHN SANTA FE C        COM          12189T104    119,240   1,293,000  SH         SOLE         1,293,000    0     0
CELANESE CORP DEL                   COM SER A    150870103    222,976   5,710,000  SH         SOLE         5,710,000    0     0
COMMERCIAL METALS CO                COM          201723103    269,730   9,000,000  SH         SOLE         9,000,000    0     0
COMMERCIAL METALS CO                COM          201723103     14,985     500,000  SH   CALL  SOLE           500,000    0     0
COMMUNITY HEALTH SYS INC NEW        COM          203668108    209,275   6,234,000  SH         SOLE         6,234,000    0     0
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR   204412209     30,691     886,000  SH         SOLE           886,000    0     0
CSX CORP                            COM          126408103    546,649   9,749,400  SH         SOLE         9,749,400    0     0
CTC MEDIA INC                       COM          12642X106     20,396     735,000  SH         SOLE           735,000    0     0
DESARROLLADORA HOMEX S A DE      SPONSORED ADR   25030W100     61,533   1,060,000  SH         SOLE         1,060,000    0     0
DUPONT FABROS TECHNOLOGY INC        COM          26613Q106     29,682   1,800,000  SH         SOLE         1,800,000    0     0
FREEPORT-MCMORAN COPPER & GO        COM          35671D857     30,598     318,000  SH         SOLE           318,000    0     0
GENWORTH FINL INC                   COM CL A     37247D106     71,271   3,148,000  SH         SOLE         3,148,000    0     0
GOODRICH CORP                       COM          382388106    145,155   2,524,000  SH         SOLE         2,524,000    0     0
GOODYEAR TIRE & RUBER CO            COM          382550101    341,850  13,250,000  SH         SOLE        13,250,000    0     0
HALLIBURTON CO                      COM          406216101    265,759   6,757,168  SH         SOLE         6,757,168    0     0
HERCULES OFFSHORE INC               COM          427093109      2,512     100,000  SH   CALL  SOLE           100,000    0     0
HORSEHEAD HLDG CORP                 COM          440694305     28,711   2,479,400  SH         SOLE         2,479,400    0     0
ICICI LTD                           ADR          45104G104    111,706   2,925,000  SH         SOLE         2,925,000    0     0
KROGER CO                           COM          501044101     48,463   1,908,000  SH         SOLE         1,908,000    0     0
LOEWS CORP                     CAROLINA GP STK   540424207    144,258   1,988,400  SH         SOLE         1,988,400    0     0
METHANEX CORP                       COM          59151K108     91,595   3,500,000  SH         SOLE         3,500,000    0     0
METLIFE INC                         COM          59156R108     31,576     524,000  SH         SOLE           524,000    0     0
MOTOROLA INC                        COM          620076109     95,558  10,275,000  SH         SOLE        10,275,000    0     0
NABORS INDUSTRIES LTD               SHS          G6359F103    102,343   3,030,600  SH         SOLE         3,030,600    0     0
NABORS INDUSTRIES LTD               SHS          G6359F103     25,328     750,000  SH   CALL  SOLE           750,000    0     0
NEWS CORP                           CL A         65248E104     42,188   2,250,000  SH         SOLE         2,250,000    0     0
NEWS CORP                           CL B         65248E203    120,942   6,352,000  SH         SOLE         6,352,000    0     0
NOKIA CORP                     SPONSORED ADR     654902204      1,031      32,400  SH         SOLE            32,400    0     0
NORFOLK SOUTHERN CORP               COM          655844108    112,062   2,063,000  SH         SOLE         2,063,000    0     0
NOVARTIS A G                   SPONSORED ADR     66987V109     42,521     830,000  SH         SOLE           830,000    0     0
NUCOR CORP                          COM          670346105    298,551   4,407,300  SH         SOLE         4,407,300    0     0
ORACLE CORP                         COM          68389X105     74,387   3,803,000  SH         SOLE         3,803,000    0     0
PACCAR INC                          COM          693718108    180,000   4,000,000  SH         SOLE         4,000,000    0     0
PARTNERRE LTD                       COM          G6852T105    230,273   3,018,000  SH         SOLE         3,018,000    0     0
PRECISION CASTPARTS CORP            COM          740189105    156,897   1,537,000  SH         SOLE         1,537,000    0     0
PRUDENTIAL FINL INC                 COM          744320102  1,270,858  16,241,000  SH         SOLE        16,241,000    0     0
QUALCOMM INC                        COM          747525103    322,301   7,861,000  SH         SOLE         7,861,000    0     0
RELIANCE STEEL & ALUMINUM CO        COM          759509102    269,370   4,500,000  SH         SOLE         4,500,000    0     0
ROCKWELL COLLINS INC                COM          774341101    100,355   1,756,000  SH         SOLE         1,756,000    0     0
STEEL DYNAMICS INC                  COM          858119100    308,637   9,341,302  SH         SOLE         9,341,302    0     0
STERLITE IND INDIA LTD              ADS          859737207    290,010  16,274,401  SH         SOLE        16,274,401    0     0
TC PIPELINES LP                UT COM LTD PRT    87233Q108     14,918     433,902  SH         SOLE           433,902    0     0
TERADATA CORP DEL                   COM          88076W103    135,565   6,145,295  SH         SOLE         6,145,295    0     0
TEVA PHARMACEUTICAL INDS LTD        ADR          881624209     24,712     535,000  SH         SOLE           535,000    0     0
TEXTRON INC                         COM          883203101     20,505     370,000  SH         SOLE           370,000    0     0
TFS FINL CORP                       COM          87240R107     31,904   2,652,000  SH         SOLE         2,652,000    0     0
THERMO FISCHER SCIENTIFIC INC       COM          883556102     32,115     565,000  SH         SOLE           565,000    0     0
TRAVELERS COMPANIES INC             COM          89417E109  1,187,568  24,818,558  SH         SOLE        24,818,558    0     0
TIME WARNER CABLE INC               CL A         88732J108      8,668     347,000  SH         SOLE           347,000    0     0
UNION PAC CORP                      COM          907818108    814,970   6,500,000  SH         SOLE         6,500,000    0     0
VISA INC                            COM          92826C839    436,520   7,000,000  SH         SOLE         7,000,000    0     0

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